SECURITIES AND EXCHANGE COMMISSION WASHINGTION, DC 20549 FORM 12b-25 NOTIFICATION OF LATE FILING
Commission File No. 000-24210
|  |   Form 10-K    |  |   Form 20-F    |  |   Form 11-K    |X|   Form 10-Q    |  |   Form N-SAR

For the period ended: December 28, 2001

|  |   Transition Report on Form 10-K
|  |   Transition Report on Form 20-F
|  |   Transition Report on Form 11-K
|  |   Transition Report on Form 10-Q
|  |   Transition Report on Form N-SAR

For the transition period ended:

Read attached Instruction Sheet Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
If the notification related to a portion of the filing checked above, identify the item(s) to which notification relates:

Part I-Registrant Information
Full name of Registrant: Former name if Applicable: Address of Principal Executive Office (Street and Number): City, State and Zip Code:	American Homestar Corporation 2450 South Shore Boulevard, Suite 300 League City, Texas 77573

Part II-Rule 12b-25(b) and (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.(Check box if appropriate.)

|X|

(a)    The reasons described in detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)    The subject annual report, semi-annual report, transition report of Forms 10-K, 10-KSB, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c)    The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Part III-Narrative
State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-QSB, N-SAR or the transition report portion thereof could not be filed within the prescribed time period.

     American Homestar Corporation (the "Company") will not file its Annual Report on Form 10-Q for the period ended December 28, 2001 with the Securities and Exchange Commission (the "SEC") on a timely basis.

      On January 11, 2001, the Company and twenty-one (21) of its affiliates filed a voluntary petition for bankruptcy under Chapter 11 of the U.S. Bankruptcy Code in the United States Bankruptcy Court of the Southern District of Texas, Galveston Division (the "Bankruptcy Court"). The Company emerged from bankruptcy protection after the Bankruptcy Court confirmed the Company's Third Amended Plan of Reorganization (the "Plan") on August 14, 2001. The Plan became effective on October 3, 2001, as to all 22 entities that filed bankruptcy.

      As previously reported on Form 8-K filed with the SEC on January 25, 2002, the Company has engaged new independent public accountants, Mann Frankfort Stein & Lipp CPAs, L.L.P. ("Mann Frankfort") following the Company's emergence from bankruptcy. Mann Frankfort is currently in the process of completing the audit of the Company's post-bankruptcy "fresh start" balance sheet, dated as of September 29, 2001 (the "Balance Sheet"). Pending the completion and the required review by Mann Frankfort of the Balance Sheet, the 10-Q will not be filed by the required date, February 11, 2002. The Company fully anticipates having the 10-Q complete and filed within the five day extension allowed with this 12b-25 filing.

(Attach extra sheets if needed.)

Part IV-Other Information
   (1)    Name and telephone number of person to contact in regard to this notification:

Craig A. Reynolds	281	334-9700

(Name)	(Area Code)	(Telephone Number)

   (2)    Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?
|  |   Yes   |X|   No
If the answer is no, identify report(s)

      Prior to emerging from bankruptcy, the Company was required to file Monthly Operating Reports with the United States Trustee and the Bankruptcy Court pursuant to Bankruptcy Rule 2015. The Company previously filed such Monthly Operating Reports on Forms 8-K, which contained cumulative financial information for the months ended January 31, 2001 through September 30, 2001, in lieu of filing quarterly reports on Form 10-Q or annual reports on Form 10-K.

   (3)    Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
|  |   Yes   |X|   No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

American Homestar Corporation
Name of Registrant as Specified in Charter

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: February 11, 2002	By:	/s/ Craig A. Reynolds Craig A. Reynolds Vice President and Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).